Securities (Tables)	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Schedule of amortized cost and approximate fair values, together with gross unrealized gains and losses, of securities

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale Securities
December 31, 2013:
U.S. Government and federal agencies	$10,710,675	$114,936	$(405,535)	$10,420,076
Mortgage-backed securities (Government-sponsored enterprises - residential)	49,486,337	219,222	(1,359,904)	48,345,655
Municipal bonds	50,889,046	1,053,134	(1,723,314)	50,218,866

	$111,086,058	$1,387,292	$(3,488,753)	$108,984,597

December 31, 2012:
U.S. Government and federal agencies	$10,090,835	$248,601	$(10,556)	$10,328,880
Mortgage-backed securities (Government-sponsored enterprises - residential)	50,917,555	1,134,245	(95,319)	51,956,481
Municipal bonds	49,990,655	3,264,169	(152,362)	53,102,462

	$110,999,045	$4,647,015	$(258,237)	$115,387,823

Schedule of amortized cost and fair value of available-for-sale securities by contractual maturity

	Available-for-sale
	Amortized Cost	Fair Value

Within one year	$603,023	$608,746
One to five years	10,444,404	10,830,048
Five to ten years	23,175,106	22,915,139
After ten years	27,377,188	26,285,009
	61,599,721	60,638,942
Mortgage-backed securities	49,486,337	48,345,655

Totals	$111,086,058	$108,984,597

Schedule of gross unrealized losses and fair value in a continuous unrealized loss position

	December 31, 2013
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale Securities

U.S. Government agencies	$5,824,808	$(367,005)	$470,324	$(38,530)	$6,295,132	$(405,535)
Mortgage-backed securities (Government-sponsored enterprises - residential)	33,521,545	(1,065,542)	6,087,526	(294,362)	39,609,071	(1,359,904)
Municipal bonds	22,534,325	(1,462,733)	2,759,523	(260,581)	25,293,848	(1,723,314)

Total temporarily impaired securities	$61,880,678	$(2,895,280)	$9,317,373	$(593,473)	$71,198,051	$(3,488,753)

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale Securities

U.S. Government agencies	$545,291	$(10,556)	$—	$—	$545,291	$(10,556)
Mortgage-backed securities (Government-sponsored enterprises - residential)	16,172,999	(95,319)	—	—	16,172,999	(95,319)
Municipal bonds	7,237,453	(152,362)	—	—	7,237,453	(152,362)

Total temporarily impaired securities	$23,955,743	$(258,237)	$—	$—	$23,955,743	$(258,237)